UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02554
Name of Registrant:	Vanguard Money Market Reserves
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Anne E. Robinson, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: August 31
Date of reporting period: September 1, 2016 – August 31, 2017
Item 1: Reports to Shareholders

Annual Report | August 31, 2017

Vanguard Money Market Funds

Vanguard Prime Money Market Fund

Vanguard Federal Money Market Fund

Vanguard Treasury Money Market Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	3
Advisor’s Report.	7
Prime Money Market Fund.	10
Federal Money Market Fund.	29
Treasury Money Market Fund.	43
About Your Fund’s Expenses.	55
Trustees Approve Advisory Arrangements.	57
Glossary.	59

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Nautical images have been part of Vanguard’s rich heritage since its start in 1975. For an incoming ship, a lighthouse offers a beacon and safe path to shore. You can similarly depend on Vanguard to put you first––and light the way––as you strive to meet your financial goals. Our client focus and low costs, stemming from our unique ownership structure, assure that your interests are paramount.

Your Fund’s Performance at a Glance

• For the 12 months ended August 31, 2017, Investor Shares of Vanguard Prime Money Market Fund returned 0.83%, while Admiral Shares, with their lower expense ratio, returned 0.89%. Vanguard Federal Money Market Fund returned 0.57% and Vanguard Treasury Money Market Fund returned 0.54%. The results for all three funds exceeded the average returns of their peer groups.

• During the 12 months, the Federal Reserve raised the federal funds rate three times, pushing its target range to 1%–1.25%. It also signaled it would begin trimming its $4.5 trillion balance sheet.

• The period also coincided with the final implementation of new money market regulations. Under the rules, all three funds covered by this report seek to maintain a stable net asset value of $1 per share.

• Toward the end of the period, the funds made portfolio moves that helped insulate them from a spike in rates that occurred in the wake of a debt-ceiling debate.

Total Returns: Fiscal Year Ended August 31, 2017
	7-Day SEC	Total
	Yield	Returns
Vanguard Prime Money Market Fund
Investor Shares	1.10%	0.83%
Admiral™ Shares	1.16	0.89
Money Market Funds Average		0.43

Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company. In April 2017, the Institutional Money Market Funds Average was replaced with the Money Market Funds Average.

Vanguard Federal Money Market Fund	0.97%	0.57%
Government Money Market Funds Average		0.19
Government Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Treasury Money Market Fund	0.93%	0.54%
iMoneyNet Money Fund Report’s 100% Treasury Funds Average		0.19

iMoneyNet Money Fund Report’s 100% Treasury Funds Average: Derived from data provided by iMoneyNet, Inc.
The 7-day SEC yield of a money market fund more closely reflects the current earnings of the fund than its total return.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

Total Returns: Ten Years Ended August 31, 2017
Average
Annual Return
Prime Money Market Fund Investor Shares	0.62%
Money Market Funds Average	0.41
Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Federal Money Market Fund	0.54%
Government Money Market Funds Average	0.33
Government Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Treasury Money Market Fund	0.45%
iMoneyNet Money Fund Report’s 100% Treasury Funds Average	0.24
iMoneyNet Money Fund Report’s 100% Treasury Funds Average: Derived from data provided by iMoneyNet, Inc.

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the funds. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.)

Expense Ratios
Your Fund Compared With Its Peer Group
		Peer Group
	Fund	Average
Prime Money Market Fund
Investor Shares	0.16%	0.32%
Admiral Shares	0.10	0.32
Federal Money Market Fund	0.11	0.26
Treasury Money Market Fund	0.09	0.16

The fund expense ratios shown are from the prospectus dated December 23, 2016, and represent estimated costs for the current fiscal year. For the fiscal year ended August 31, 2017, the funds’ expense ratios were: for the Prime Money Market Fund, 0.16% for Investor
Shares and 0.10% for Admiral Shares; for the Federal Money Market Fund, 0.11%; and for the Treasury Money Market Fund, 0.09%.

Peer groups: For the Prime Money Market Fund Investor Shares and Admiral Shares, Money Market Funds; for the Federal Money Market
Fund, Government Money Market Funds; and for the Treasury Money Market Fund, iMoneyNet Money Fund Report’s 100% Treasury
Funds.

Chairman’s Perspective

Bill McNabb

Chairman and Chief Executive Officer

Dear Shareholder,

Since mid-August we’ve been reaching out to you about the proposals put forth by the Vanguard funds that, if approved, will enable us to manage the funds more efficiently and effectively. As the November deadline for voting approaches, I’d like to offer some perspective on a few of the proposals that I believe are important to the way Vanguard operates and manages your investments. I hope you consider this information and promptly cast your ballot.

Your biggest advocate

The main driver for this proxy solicitation is to ask all our fund shareholders to elect a full slate of trustees who oversee each U.S.-based Vanguard mutual fund. These trustees serve an important role, making sure your funds are managed in your best interests. This includes monitoring fund performance, approving advisory agreements, and ensuring that we’re keeping your investment costs as low as possible. Simply put, they are your biggest advocate.

Each trustee brings a variety of skills and professional experiences that contribute to the board’s strength and diversity.

Of the 12 nominees, nine currently serve on the board, and three are new. If elected, the new board would include ten independent members, meaning they have no affiliation with Vanguard or the funds apart from any investments they may choose to make as private individuals.

These are the proposed new trustees:

• Sarah Bloom Raskin is a former member of the Federal Reserve Board of Governors and former deputy secretary of the U.S. Treasury Department. She is an expert in cybersecurity—a critically important issue at Vanguard, as we place a premium on protecting clients’ assets and sensitive data.

• Deanna Mulligan is chief executive officer of The Guardian Life Insurance Company of America. It’s rare to find a CEO such as Deanna who leads a company with a mutual ownership structure similar to Vanguard’s.

• Tim Buckley is president and a director of Vanguard and will succeed me in January as CEO. (I’ll remain chairman for a period to be determined by the board.) I interviewed Tim when he applied for his first job here in 1991 and again when he was graduating from Harvard Business School. I was thrilled he picked Vanguard as a place to build his career, and I’ve been delighted to see him take on several leadership positions, including as head of our Retail Investor Group, chief information officer, and chief investment officer. I can think of no one better prepared to succeed me.

Market Barometer
		Average Annual Total Returns
		Periods Ended August 31, 2017
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	16.16%	9.21%	14.37%
Russell 2000 Index (Small-caps)	14.91	7.67	13.15
Russell 3000 Index (Broad U.S. market)	16.06	9.08	14.27
FTSE All-World ex US Index (International)	18.74	2.80	7.76

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	0.49%	2.64%	2.19%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	0.88	3.40	3.23
Citigroup Three-Month U.S. Treasury Bill Index	0.58	0.25	0.16

CPI
Consumer Price Index	1.94%	1.06%	1.28%

Vanguard believes that diversity of thought, background, and experience, as well as diversity of personal characteristics, meaningfully contributes to the board’s ability to effectively serve shareholders. If Sarah and Deanna are elected, women will account for 40% of the board’s independent trustees.

I should note that even as Vanguard is nominating three new board members, we’re saying goodbye to trustee Rajiv Gupta. Rajiv was a legendary CEO of Rohm and Haas Co., and Vanguard and our clients have benefited greatly from his expertise. I wish him a happy retirement.

Summarizing the proposals

Among the trustees’ leading responsibilities is overseeing the funds’ internal and external investment advisory agreements. The trustees, in consultation with our Global Investment Committee and our Portfolio Review Department, choose the investment advisors that manage client assets. Over decades, we have built a strong track record of picking advisors whose portfolio management strategies have served clients well.

Two proposals in the proxy focus on this oversight responsibility. Shareholders of 48 Vanguard funds have already voted to allow the board to make external advisor changes without obtaining prior shareholder approval. The new proposals would extend that policy across our entire U.S.-based fund lineup and expand it to include internal advisory agreements with Vanguard subsidiaries. Eliminating the need for shareholder approval removes a step that is costly and time-consuming if done frequently or on an individual fund basis. Although there are no current plans to employ the policy on any Vanguard-managed funds, standardizing it enables the trustees to retain an advisory firm to diversify a fund’s management team or ensure management continuity should a contingency arise.

I also encourage shareholders of several specific Vanguard index funds to read the proxy proposals that affect those funds. One proposal would change the investment objective of Vanguard REIT Index Fund and Vanguard Variable Insurance Fund REIT Index Portfolio to include real estate-related securities, aligning the funds with updated industry-sector classification methodology. Another proposal seeks to change the diversification status of the REIT Index Fund to enable it to better track its benchmark. Finally, we seek your approval of the Funds’ Service Agreement for Vanguard Institutional Index Fund and Vanguard Institutional Total Stock Market Index Fund. If approved, this arrangement would then be standardized across Vanguard’s entire publicly available U.S. mutual fund lineup. It should also reduce costs and minimum initial investment requirements in select share classes.

At the ballot box

We hope you’ll make it a priority to cast your ballot. We want to avoid the added time and cost of soliciting sufficient votes should we not obtain a quorum by the shareholder meeting on November 15, when voting concludes. Ultimately, we believe the proposals I’ve discussed are in your best interest as Vanguard fund shareholders, and the trustees recommend that you vote in favor of them. For more information, visit vanguard.com and enter the search term “proxy.”

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III

Chairman and Chief Executive Officer

September 14, 2017

Advisor’s Report

For the 12 months ended August 31, 2017, Investor Shares of Vanguard Prime Money Market Fund returned 0.83%, while Admiral Shares, with their lower expense ratio, returned 0.89%. Vanguard Federal Money Market Fund returned 0.57% and Vanguard Treasury Money Market Fund 0.54%. The results for all three funds exceeded the average returns of their peer groups.

The investment environment

The period began with a wave of optimism, as investor attention turned from disappointing economic results in early 2016 to stronger-than-expected third-quarter GDP. That enthusiasm gained momentum in the wake of the U.S. presidential election as investors anticipated benefits from the new administration’s policy initiatives focused on tax reform, infrastructure spending, and greater deregulation. That fueled a shift to riskier assets, propelling many bellwether stock indexes to record highs in early 2017.

The Federal Reserve also acknowledged the economy’s strength. In December, it raised the federal funds target rate by a quarter percentage point—only the second increase in a decade. Although 2017 got off to a slow start, it picked up in the spring as consumers opened their wallets and the unemployment rate continued to grind lower. Those developments most likely played a large part in the Fed’s further raising of rates in March and June, which pushed its target range to 1%–1.25%. Those moves, along with the establishment of a framework for trimming its $4.5 trillion balance sheet, took the Fed closer to normalizing monetary policy after its emergency intervention in the wake of the Great Recession.

Inflation measures, on the other hand, disappointed. Annualized core inflation, which had been running at or above 2%, softened a little. In response, the Fed scaled back its 2017 inflation forecast but still expected inflation to move closer to its 2% target over the medium term. Further tightening in the labor market should help, although wage gains have been modest. Continued weakness in the dollar also could eventually feed through to higher prices.

Abroad, many major central banks including the Bank of Japan, the Bank of England, and the European Central Bank remained in accommodative policy mode as they struggled to balance growth and inflation concerns. Even with a weaker U.S. dollar, comparatively low yields across many developed markets kept U.S. bonds attractive to international investors.

The period concluded on an uncertain note, with investors fretting about a possible U.S. government shutdown over a debt-ceiling debate. Because the Fed’s rate moves were telegraphed in advance, the market responded with a measured increase in short-term rates. But the unexpected rhetoric around the debt-ceiling debate led to a sell-off in short-term bonds, causing their yields to spike as your fund’s fiscal year came to a close.

The yield of the 3-month U.S. Treasury note increased 66 basis points over the period, to 0.99%. The 2-year yield jumped 52 bps to 1.33%. On the longer end of the curve, the 10-year yield rose 54 bps to 2.12% and the 30-year yield rose 50 bps to 2.73%.

Management of the funds

The start of the fiscal year coincided with final implementation of new money market regulations. In the run-up to the final compliance deadline in October 2016, more than $1 trillion in assets industrywide moved to government money market funds from prime money market funds; that led spreads to widen between short-term government securities and bank certificates of deposit.

In the weeks before the compliance deadline, we took steps to prepare for the volatility, including maintaining the funds’ liquidity in excess of U.S. Securities and Exchange Commission targets and shortening the weighted average maturity. These measures allowed us to provide maximum safety and liquidity. The volatility associated with final implementation has since dissipated.

Throughout the period, we added to the Prime Money Market Fund’s exposure to floating-rate securities. These debt instruments reset, typically every month, at prevailing interest rates. They performed well as the Fed raised rates, generating a large portion of the fund’s returns. We continued to purchase high-quality bonds, such as short-term corporate and bank debt. Some of those bonds were from non-U.S. companies, enhancing the fund’s diversification.

We followed a similar strategy with the Federal Money Market Fund, increasing its exposure to floating-rate agency securities, and with the Treasury Money Market Fund, adding to its floating-rate Treasury securities; these moves allowed us to generate incremental yield while maintaining the funds’ short maturity profiles. We also continued to add to the Federal Money Market Fund’s Treasury exposure.

Across all three funds, as the debt-ceiling debate heated up, we sold Treasuries that were vulnerable to related market volatility. We reallocated those proceeds to other Treasury securities. We are closely monitoring any debt-ceiling developments that may occur later this year that could affect the markets.

A look ahead

Absent any external shocks, the U.S. economy is set to continue on its trajectory of modest but steady growth, with real GDP expanding by about 2% in 2017. The pace could pick up a little next year depending on the timing and size of any fiscal stimulus the government may enact.

We agree with the Fed’s assessment that the recent disinflation is transitory and that we will see consumer prices gradually rise through 2019. The Fed is likely to remain patient and cautious,

however, in carrying out monetary tightening. Some Fed officials have indicated they would favor waiting for inflation to reach or even modestly exceed 2% for some time before moving to raise rates more quickly. That could mean we won’t see another rate hike until the second half of 2018, especially if the Fed begins reducing its balance sheet later this year.

David R. Glocke, Principal

Vanguard Fixed Income Group

September 18, 2017

Prime Money Market Fund

Fund Profile
As of August 31, 2017

Financial Attributes
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VMMXX	VMRXX
Expense Ratio[1]	0.16%	0.10%
7-Day SEC Yield	1.10%	1.16%
Average Weighted
Maturity	44 days	44 days

Sector Diversification (% of portfolio)
Certificates of Deposit		7.3%
U.S. Commercial Paper		2.2
Other		0.1
Repurchase Agreements		4.3
U.S. Government Obligations		1.6
U.S. Treasury Bills		26.2
Yankee/Foreign		58.3

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

1 The expense ratios shown are from the prospectus dated December 23, 2016, and represent estimated costs for the current fiscal year. For the fiscal year ended August 31, 2017, the expense ratios were 0.16% for Investor Shares and 0.10% for Admiral Shares.

Prime Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. The fund is only available to retail investors (natural persons). You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Cumulative Performance: August 31, 2007, Through August 31, 2017

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended August 31, 2017

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment

Prime Money Market Fund Investor
Shares	0.83%	0.24%	0.62%	$10,642

• • • • • • • • Money Market Funds Average	0.43	0.09	0.41	10,417
Citigroup Three-Month U.S. Treasury
Bill Index	0.58	0.16	0.44	10,444
Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

See Financial Highlights for dividend information.

Prime Money Market Fund

	Average Annual Total Returns
	Periods Ended August 31, 2017

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Prime Money Market Fund Admiral Shares	0.89%	0.29%	0.71%	$5,368,605
Money Market Funds Average	0.43	0.09	0.41	5,208,500
Citigroup Three-Month U.S. Treasury Bill
Index	0.58	0.16	0.44	5,222,100

Fiscal-Year Total Returns (%): August 31, 2007, Through August 31, 2017

		Money
		Market
		Funds
	Investor Shares	Average
Fiscal Year	Total Returns	Total Returns
2008	3.60%	3.02%
2009	1.31	0.62
2010	0.08	0.02
2011	0.06	0.00
2012	0.04	0.00
2013	0.02	0.00
2014	0.02	0.00
2015	0.02	0.00
2016	0.32	0.04
2017	0.83	0.43

7-day SEC yield (8/31/2017): 1.10%
Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Average Annual Total Returns: Periods Ended June 30, 2017

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	6/4/1975	0.72%	0.20%	0.69%
Admiral Shares	10/3/1989	0.78	0.26	0.78

Prime Money Market Fund

Financial Statements

Statement of Net Assets
As of August 31, 2017

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value •
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (27.7%)
	United States Treasury Bill	0.949%	10/19/17	599,981	599,225
	United States Treasury Bill	0.960%–0.965%	10/26/17	1,500,000	1,497,806
	United States Treasury Bill	0.000%–0.980%	11/2/17	2,490,000	2,485,827
	United States Treasury Bill	1.020%–1.043%	11/9/17	4,000,000	3,992,122
	United States Treasury Bill	1.025%	11/16/17	1,591,090	1,587,664
	United States Treasury Bill	1.056%	11/24/17	2,500,000	2,493,875
	United States Treasury Bill	1.066%	11/30/17	2,000,000	1,994,700
	United States Treasury Bill	1.103%–1.106%	12/7/17	700,000	697,928
	United States Treasury Bill	1.116%	12/28/17	1,000,000	996,362
	United States Treasury Bill	1.136%	1/4/18	2,000,000	1,992,153
	United States Treasury Bill	1.131%	1/11/18	1,500,000	1,493,812
	United States Treasury Bill	1.111%	1/18/18	1,500,000	1,493,600
	United States Treasury Bill	1.121%	2/15/18	2,000,000	1,989,655
	United States Treasury Bill	1.121%	3/1/18	2,000,000	1,988,788
2	United States Treasury Floating Rate Note	1.193%	10/31/18	1,500,000	1,500,017
Total U.S. Government and Agency Obligations (Cost $26,803,534)					26,803,534
Commercial Paper (34.4%)
Bank Holding Company (0.3%)
3	ABN Amro Funding USA LLC	1.235%	9/15/17	119,500	119,443
3	ABN Amro Funding USA LLC	1.225%	9/21/17	173,250	173,132
					292,575
Finance—Auto (1.0%)
	American Honda Finance Corp.	1.294%	10/5/17	16,550	16,530
	American Honda Finance Corp.	1.294%	10/16/17	212,300	211,958
3	BMW US Capital LLC	1.203%	9/11/17	59,500	59,480
3	BMW US Capital LLC	1.194%	9/14/17	86,250	86,213
3	BMW US Capital LLC	1.204%	9/25/17	158,750	158,623
4	Toyota Motor Credit Corp.	1.649%	9/14/17	155,000	155,000
4	Toyota Motor Credit Corp.	1.647%	9/15/17	131,000	131,000
4	Toyota Motor Credit Corp.	1.629%	10/6/17	69,500	69,500
4	Toyota Motor Credit Corp.	1.629%	10/10/17	52,250	52,250
					940,554

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Yield[1]	Date	($000)	($000)
Finance—Other (0.3%)
	GE Capital Treasury Services US LLC	1.147%	9/13/17	100,000	99,962
4	GE Capital Treasury Services US LLC	1.304%	1/24/18	63,500	63,500
4	GE Capital Treasury Services US LLC	1.312%	3/2/18	99,000	99,000
					262,462
Foreign Banks (28.0%)
[3,4]	Australia & New Zealand Banking Group Ltd.	1.381%	9/7/17	337,250	337,250
[3,4]	Australia & New Zealand Banking Group Ltd.	1.369%	9/12/17	113,750	113,748
3	Australia & New Zealand Banking Group Ltd.	1.197%	10/12/17	150,000	149,797
[3,4]	Australia & New Zealand Banking Group Ltd.	1.335%	1/22/18	240,000	239,999
[3,4]	Australia & New Zealand Banking Group Ltd.	1.335%	1/22/18	117,000	117,000
3	Australia & New Zealand Banking Group Ltd.	1.395%	3/1/18	99,000	98,311
[3,4]	Australia & New Zealand Banking Group Ltd.	1.351%	3/21/18	156,000	156,000
[3,4]	Australia & New Zealand Banking Group Ltd.	1.344%	3/22/18	121,500	121,483
[3,4]	Australia & New Zealand Banking Group Ltd.	1.381%	6/21/18	156,000	156,000
[3,4]	Australia & New Zealand Banking Group Ltd.	1.384%	7/26/18	63,000	62,994
[3,4]	Australia & New Zealand Banking Group Ltd.	1.392%	8/2/18	107,000	107,000
[3,4]	Australia & New Zealand Banking Group Ltd.	1.389%	8/7/18	240,000	240,000
[3,4]	Australia & New Zealand Banking Group Ltd.	1.389%	8/8/18	89,000	88,996
[3,4]	Australia & New Zealand Banking Group Ltd.	1.389%	8/9/18	118,000	118,000
[3,4]	Australia & New Zealand Banking Group Ltd.	1.397%	8/14/18	161,500	161,485
3	Bank of Nova Scotia	1.207%	10/5/17	194,000	193,780
3	Bank of Nova Scotia	1.228%	10/10/17	257,750	257,409
[3,4]	Bank of Nova Scotia	1.426%	10/23/17	163,000	163,000
[3,4]	Bank of Nova Scotia	1.401%	11/10/17	258,000	258,000
[3,4]	Bank of Nova Scotia	1.321%	11/20/17	151,500	151,500
[3,4]	Bank of Nova Scotia	1.321%	12/7/17	195,000	195,000
[3,4]	Bank of Nova Scotia	1.345%	12/22/17	156,000	156,000
[3,4]	Bank of Nova Scotia	1.342%	1/2/18	185,000	185,000
3	Bank Nederlandse Gemeenten NV	1.180%	9/1/17	418,500	418,500
3	Bank Nederlandse Gemeenten NV	1.190%	9/5/17	193,500	193,474
	BNP Paribas SA (New York Branch)	1.140%	9/5/17	644,000	643,918
3	Canadian Imperial Bank of Commerce	1.228%	9/28/17	485,500	485,056
[3,4]	Canadian Imperial Bank of Commerce	1.364%	2/26/18	378,000	378,000
[3,4]	Commonwealth Bank of Australia	1.916%	9/25/17	134,250	134,250
[3,4]	Commonwealth Bank of Australia	1.748%	1/12/18	75,000	75,000
[3,4]	Commonwealth Bank of Australia	1.702%	1/25/18	248,000	248,000
[3,4]	Commonwealth Bank of Australia	1.702%	1/29/18	182,000	182,000
[3,4]	Commonwealth Bank of Australia	1.594%	2/26/18	63,000	63,000
[3,4]	Commonwealth Bank of Australia	1.572%	3/1/18	100,000	100,000
[3,4]	Commonwealth Bank of Australia	1.572%	3/2/18	350,000	349,990
[3,4]	Commonwealth Bank of Australia	1.429%	5/11/18	100,000	100,000
[3,4]	Commonwealth Bank of Australia	1.428%	5/17/18	148,000	148,000
[3,4]	Commonwealth Bank of Australia	1.428%	5/18/18	99,000	99,000
[3,4]	Commonwealth Bank of Australia	1.391%	6/4/18	99,000	98,996
[3,4]	Commonwealth Bank of Australia	1.387%	6/15/18	99,000	99,000
[3,4]	Commonwealth Bank of Australia	1.399%	7/13/18	300,000	300,000
[3,4]	Commonwealth Bank of Australia	1.399%	8/2/18	132,000	131,988
[3,4]	Commonwealth Bank of Australia	1.399%	8/3/18	110,000	110,000
[3,4]	Commonwealth Bank of Australia	1.409%	8/9/18	268,000	268,000
	Credit Agricole Corporate and Investment
	Bank (New York)	1.080%	9/1/17	1,935,000	1,935,000
3	Danske Corp.	1.194%	9/5/17	50,500	50,493
3	Danske Corp.	1.194%	9/6/17	205,500	205,466

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Yield[1]	Date	($000)	($000)
3	Danske Corp.	1.194%	9/7/17	56,970	56,959
3	Danske Corp.	1.244%	9/8/17	230,000	229,945
3	Danske Corp.	1.244%	9/14/17	439,000	438,803
3	Danske Corp.	1.244%	9/15/17	260,000	259,875
3	Danske Corp.	1.325%	11/10/17	78,950	78,747
3	Danske Corp.	1.314%	11/28/17	45,000	44,856
3	Danske Corp.	1.314%	11/29/17	290,000	289,061
3	DNB Bank ASA	1.165%	9/15/17	250,000	249,887
3	DNB Bank ASA	1.165%	9/18/17	250,000	249,863
[3,4]	DNB Bank ASA	1.318%	11/16/17	475,000	475,000
3	DNB Bank ASA	1.314%	12/11/17	495,000	493,188
3	DNB Bank ASA	1.314%	12/13/17	500,000	498,133
[3,4]	HSBC Bank plc	1.481%	12/20/17	305,500	305,500
[3,4]	HSBC Bank plc	1.561%	3/19/18	160,750	160,750
[3,4]	HSBC Bank plc	1.466%	4/24/18	110,000	110,000
[3,4]	HSBC Bank plc	1.464%	4/25/18	63,000	63,000
	ING US Funding LLC	1.225%	9/21/17	495,000	494,665
	ING US Funding LLC	1.225%	9/22/17	500,000	499,644
[3,4]	National Australia Bank Ltd.	1.679%	9/8/17	600,000	600,000
[3,4]	National Australia Bank Ltd.	1.474%	11/28/17	484,000	484,000
[3,4]	National Australia Bank Ltd.	1.402%	1/3/18	283,000	283,000
[3,4]	National Australia Bank Ltd.	1.331%	1/19/18	360,000	360,000
[3,4]	National Australia Bank Ltd.	1.339%	2/12/18	100,000	100,000
[3,4]	National Australia Bank Ltd.	1.386%	5/30/18	186,000	186,000
[3,4]	National Australia Bank Ltd.	1.389%	5/31/18	160,000	160,000
	Natixis (New York Branch)	1.180%	9/5/17	1,000,000	999,869
3	Nederlandse Waterschapsbank NV	1.190%	9/6/17	512,000	511,915
3	Nordea Bank AB	1.192%	9/13/17	500,000	499,803
3	Nordea Bank AB	1.182%	9/20/17	500,000	499,690
3	Nordea Bank AB	1.182%	10/4/17	550,000	549,408
3	Nordea Bank AB	1.279%	12/4/17	47,350	47,193
3	Nordea Bank AB	1.323%	12/22/17	400,000	398,360
3	Nordea Bank AB	1.395%	3/1/18	190,000	188,677
3	Svenska Handelsbanken AB	1.270%	11/28/17	445,750	444,377
3	Svenska Handelsbanken AB	1.270%	11/29/17	385,250	384,050
	Swedbank AB	1.180%	9/11/17	200,000	199,935
	Swedbank AB	1.180%	9/12/17	180,000	179,935
	Swedbank AB	1.180%	9/13/17	163,000	162,936
	Swedbank AB	1.180%	9/14/17	163,000	162,931
	Swedbank AB	1.180%	9/15/17	163,000	162,926
	Swedbank AB	1.306%	11/6/17	200,000	199,523
	Swedbank AB	1.306%	11/7/17	200,000	199,516
	Swedbank AB	1.331%	11/27/17	200,000	199,360
	Swedbank AB	1.331%	11/28/17	120,000	119,611
	Swedbank AB	1.331%	11/29/17	50,200	50,036
	Swedbank AB	1.321%	12/27/17	159,000	158,321
	Swedbank AB	1.400%	3/1/18	126,750	125,864
[3,4]	Westpac Banking Corp.	1.914%	9/28/17	150,000	150,000
[3,5]	Westpac Banking Corp.	1.703%	9/29/17	100,000	100,000
[3,5]	Westpac Banking Corp.	1.702%	10/6/17	200,000	200,000
[3,4]	Westpac Banking Corp.	1.881%	10/6/17	198,000	198,000
[3,4]	Westpac Banking Corp.	1.749%	12/14/17	355,000	355,000
[3,4]	Westpac Banking Corp.	1.749%	1/8/18	200,000	200,000
[3,4]	Westpac Banking Corp.	1.682%	2/2/18	600,000	600,000

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Yield[1]	Date	($000)	($000)
[3,4]	Westpac Banking Corp.	1.572%	3/1/18	198,000	198,000
[3,4]	Westpac Banking Corp.	1.414%	5/25/18	312,000	312,000
[3,4]	Westpac Banking Corp.	1.389%	6/14/18	186,000	186,000
[3,4]	Westpac Banking Corp.	1.387%	6/15/18	400,000	400,000
					27,158,995
Foreign Governments (1.8%)
3	CDP Financial Inc.	1.359%	9/27/17	29,000	28,972
3	CDP Financial Inc.	1.369%	10/2/17	57,000	56,933
3	CDP Financial Inc.	1.349%	10/5/17	22,500	22,472
6	CPPIB Capital Inc.	1.215%	10/12/17	297,000	296,591
6	CPPIB Capital Inc.	1.215%	10/13/17	297,000	296,581
	Export Development Canada	1.100%	9/6/17	3,230	3,230
	Export Development Canada	1.306%	1/3/18	146,500	145,844
	Export Development Canada	1.306%	1/8/18	64,000	63,702
	Export Development Canada	1.306%	1/9/18	127,500	126,901
	Export Development Canada	1.306%	1/10/18	63,750	63,448
	Export Development Canada	1.306%	1/11/18	63,750	63,446
3	Ontario Teachers’ Finance Trust	1.308%	9/6/17	14,830	14,827
3	Ontario Teachers’ Finance Trust	1.308%	9/15/17	15,000	14,992
3	Ontario Teachers’ Finance Trust	1.259%	9/18/17	49,500	49,471
3	Ontario Teachers’ Finance Trust	1.308%	9/21/17	20,000	19,986
[3,4]	Ontario Teachers’ Finance Trust	1.449%	10/13/17	100,250	100,250
3	Ontario Teachers’ Finance Trust	1.361%	10/27/17	65,500	65,362
3	Ontario Teachers’ Finance Trust	1.361%	11/13/17	39,000	38,893
3	Ontario Teachers’ Finance Trust	1.361%	11/16/17	16,250	16,204
3	Ontario Teachers’ Finance Trust	1.341%	11/27/17	24,800	24,720
6	PSP Capital Inc.	1.187%–1.207%	10/10/17	80,750	80,646
6	PSP Capital Inc.	1.207%	10/12/17	29,000	28,960
[4,6]	PSP Capital Inc.	1.328%	10/18/17	84,500	84,500
					1,706,931
Foreign Industrial (1.7%)
3	Nestle Capital Corp.	1.225%	10/13/17	124,000	123,824
3	Nestle Capital Corp.	1.225%	10/16/17	93,000	92,858
3	Nestle Capital Corp.	1.225%	10/17/17	93,000	92,855
3	Nestle Capital Corp.	1.225%	10/18/17	198,000	197,685
	Nestle Finance International Ltd.	1.143%	9/8/17	61,750	61,736
	Nestle Finance International Ltd.	1.143%	9/11/17	49,500	49,484
	Nestle Finance International Ltd.	1.225%	10/13/17	124,000	123,824
	Nestle Finance International Ltd.	1.225%	10/16/17	161,250	161,004
3	Total Credit Canada Inc.	1.204%	9/14/17	307,750	307,617
3	Total Credit Canada Inc.	1.204%	9/15/17	109,000	108,949
3	Total Credit Canada Inc.	1.204%	9/18/17	270,000	269,847
	Toyota Capital Canada Ltd.	1.306%	12/12/17	49,500	49,318
	Toyota Capital Canada Ltd.	1.376%	12/18/17	16,000	15,934
	Toyota Capital Canada Ltd.	1.377%	12/19/17	32,000	31,867
					1,686,802
Industrial (1.3%)
3	Apple Inc.	1.204%	10/16/17	150,000	149,775
3	Apple Inc.	1.204%	10/17/17	238,000	237,635
3	Cisco Systems Inc.	1.203%	9/13/17	245,108	245,010
3	Henkel of America Inc.	1.314%	9/6/17	24,750	24,745
3	Henkel of America Inc.	1.234%	9/18/17	93,650	93,596
3	Microsoft Corp.	1.204%	10/2/17	297,000	296,693

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Yield[1]	Date	($000)	($000)
3 The Coca-Cola Co.	1.244%	12/4/17	173,000	172,440
3 The Coca-Cola Co.	1.244%	12/5/17	49,750	49,587
				1,269,481
Total Commercial Paper (Cost $33,317,800)				33,317,800
Certificates of Deposit (32.3%)
Domestic Banks (6.0%)
Citibank NA	1.180%	9/7/17	224,000	224,000
Citibank NA	1.180%	9/8/17	224,000	224,000
Citibank NA	1.180%	9/11/17	191,000	191,000
Citibank NA	1.210%	9/20/17	74,000	74,000
Citibank NA	1.210%	9/21/17	148,500	148,500
Citibank NA	1.240%	10/2/17	145,000	145,000
Citibank NA	1.270%	11/6/17	302,500	302,500
Citibank NA	1.290%	11/10/17	49,000	49,000
4 HSBC Bank USA NA	1.612%	9/1/17	407,000	407,000
HSBC Bank USA NA	1.415%	9/19/17	31,500	31,503
4 HSBC Bank USA NA	1.452%	10/2/17	200,000	200,000
4 HSBC Bank USA NA	1.592%	3/2/18	67,250	67,250
4 HSBC Bank USA NA	1.591%	3/6/18	101,250	101,250
4 HSBC Bank USA NA	1.542%	4/3/18	130,000	130,000
4 HSBC Bank USA NA	1.511%	4/19/18	63,000	63,000
4 HSBC Bank USA NA	1.472%	5/3/18	273,500	273,500
4 HSBC Bank USA NA	1.421%	6/5/18	150,000	150,000
4 HSBC Bank USA NA	1.428%	8/16/18	48,300	48,300
4 HSBC Bank USA NA	1.436%	8/21/18	99,000	99,000
4 Wells Fargo Bank NA	1.391%	9/6/17	270,000	270,000
Wells Fargo Bank NA	1.200%	9/18/17	205,000	205,000
4 Wells Fargo Bank NA	1.359%	10/13/17	472,000	472,000
4 Wells Fargo Bank NA	1.329%	11/9/17	500,000	500,000
4 Wells Fargo Bank NA	1.332%	12/1/17	209,000	209,000
4 Wells Fargo Bank NA	1.338%	1/16/18	600,000	600,000
4 Wells Fargo Bank NA	1.338%	1/17/18	600,000	600,000
				5,784,803
Eurodollar Certificates of Deposit (0.9%)
4 National Australia Bank Ltd.	1.621%	11/6/17	890,000	890,000

Yankee Certificates of Deposit (25.4%)
4 Bank of Montreal (Chicago Branch)	1.422%	9/1/17	378,000	378,000
4 Bank of Montreal (Chicago Branch)	1.401%	9/6/17	169,000	169,000
4 Bank of Montreal (Chicago Branch)	1.421%	9/20/17	140,000	140,000
4 Bank of Montreal (Chicago Branch)	1.362%	11/3/17	250,000	250,000
4 Bank of Montreal (Chicago Branch)	1.338%	11/17/17	192,000	192,000
4 Bank of Montreal (Chicago Branch)	1.341%	12/6/17	153,250	153,250
4 Bank of Montreal (Chicago Branch)	1.341%	12/7/17	231,250	231,250
4 Bank of Montreal (Chicago Branch)	1.344%	12/27/17	325,000	325,000
Bank of Montreal (Chicago Branch)	1.352%	1/29/18	322,000	322,000
4 Bank of Montreal (Chicago Branch)	1.359%	2/9/18	245,000	244,994
4 Bank of Montreal (Chicago Branch)	1.364%	2/26/18	392,000	391,990
4 Bank of Montreal (Chicago Branch)	1.369%	3/2/18	168,000	168,000
Bank of Nova Scotia (Houston Branch)	1.560%	11/6/17	28,000	28,014
4 Bank of Nova Scotia (Houston Branch)	1.319%	12/11/17	185,000	185,000
4 Bank of Nova Scotia (Houston Branch)	1.365%	2/22/18	633,000	633,000

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Yield[1]	Date	($000)	($000)
Bank of Tokyo-Mitsubishi UFJ Ltd.
(New York Branch)	1.250%	9/11/17	925,000	925,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
(New York Branch)	1.250%	9/25/17	265,000	265,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
(New York Branch)	1.280%	10/2/17	715,000	715,000
4 Canadian Imperial Bank of Commerce
(New York Branch)	1.361%	2/20/18	945,000	945,000
Canadian Imperial Bank of Commerce
(New York Branch)	1.200%	10/5/17	253,000	253,000
Canadian Imperial Bank of Commerce
(New York Branch)	1.270%	10/20/17	193,000	193,000
4 Canadian Imperial Bank of Commerce
(New York Branch)	1.338%	12/18/17	150,000	150,000
Credit Industriel et Commercial
(New York Branch)	1.170%	9/5/17	1,278,000	1,278,000
Credit Industriel et Commercial
(New York Branch)	1.160%	9/6/17	528,000	528,000
Credit Industriel et Commercial
(New York Branch)	1.170%	9/6/17	129,000	129,000
Credit Suisse AG (New York Branch)	1.430%	11/3/17	100,000	100,020
Credit Suisse AG (New York Branch)	1.320%	12/1/17	300,000	300,000
4 DNB Bank ASA (New York Branch)	1.344%	2/28/18	450,000	450,000
KBC Bank NV (New York Branch)	1.180%	9/5/17	500,000	500,000
Lloyds Bank plc (New York Branch)	1.220%	9/25/17	345,000	345,000
Lloyds Bank plc (New York Branch)	1.220%	9/26/17	62,750	62,750
Natixis (New York Branch)	1.180%	9/5/17	935,000	935,000
Nordea Bank AB (New York Branch)	1.315%	12/14/17	518,000	518,000
4 Royal Bank of Canada (New York Branch)	1.411%	9/20/17	701,630	701,630
4 Royal Bank of Canada (New York Branch)	1.321%	12/19/17	371,000	371,000
4 Royal Bank of Canada (New York Branch)	1.491%	12/20/17	225,000	225,000
4 Royal Bank of Canada (New York Branch)	1.324%	12/28/17	118,000	118,000
4 Royal Bank of Canada (New York Branch)	1.358%	2/20/18	245,000	245,000
4 Royal Bank of Canada (New York Branch)	1.581%	3/7/18	100,875	100,875
4 Royal Bank of Canada (New York Branch)	1.358%	3/16/18	979,000	979,000
4 Royal Bank of Canada (New York Branch)	1.551%	3/20/18	128,400	128,400
Skandinaviska Enskilda Banken AB
(New York Branch)	1.160%	9/6/17	500,000	500,000
4 Skandinaviska Enskilda Banken AB
(New York Branch)	1.371%	11/20/17	129,750	129,750
4 Skandinaviska Enskilda Banken AB
(New York Branch)	1.325%	12/22/17	148,500	148,498
4 Skandinaviska Enskilda Banken AB
(New York Branch)	1.325%	12/22/17	148,500	148,498
4 Skandinaviska Enskilda Banken AB
(New York Branch)	1.335%	12/22/17	673,000	673,000
4 Skandinaviska Enskilda Banken AB
(New York Branch)	1.314%	12/28/17	63,000	62,999
4 Skandinaviska Enskilda Banken AB
(New York Branch)	1.324%	12/28/17	152,000	152,000
4 Sumitomo Mitsui Banking Corp.
(New York Branch)	1.327%	10/16/17	423,000	423,000
4 Sumitomo Mitsui Banking Corp.
(New York Branch)	1.327%	10/17/17	462,000	462,000

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Yield[1]	Date	($000)	($000)
4 Sumitomo Mitsui Banking Corp.
(New York Branch)	1.352%	11/1/17	250,000	250,000
4 Sumitomo Mitsui Banking Corp.
(New York Branch)	1.352%	12/1/17	315,750	315,750
4 Sumitomo Mitsui Banking Corp.
(New York Branch)	1.349%	12/11/17	482,000	482,000
4 Svenska HandelsBanken AB
(New York Branch)	1.349%	12/8/17	189,000	189,000
4 Svenska HandelsBanken AB
(New York Branch)	1.354%	1/29/18	941,000	941,000
4 Svenska HandelsBanken AB
(New York Branch)	1.361%	2/20/18	785,000	785,000
4 Svenska HandelsBanken AB
(New York Branch)	1.386%	4/30/18	135,000	135,000
Swedbank AB (New York Branch)	1.310%	12/28/17	440,000	440,000
4 Toronto Dominion Bank (New York Branch)	1.692%	9/5/17	500,000	500,000
4 Toronto Dominion Bank (New York Branch)	1.672%	11/1/17	807,000	807,000
Toronto Dominion Bank (New York Branch)	1.400%	12/8/17	405,000	405,000
4 Toronto Dominion Bank (New York Branch)	1.407%	6/15/18	490,000	490,000
4 Toronto Dominion Bank (New York Branch)	1.431%	8/10/18	694,000	694,000
UBS AG (Stamford Branch)	1.200%	9/6/17	200,000	200,000
				24,605,668
Total Certificates of Deposit (Cost $31,280,471)				31,280,471
Other Notes (1.3%)
Bank of America NA	1.300%	10/2/17	275,000	275,000
4 Bank of America NA	1.411%	10/4/17	162,000	162,000
4 Bank of America NA	1.409%	10/11/17	156,500	156,500
4 Bank of America NA	1.349%	11/14/17	124,000	124,000
4 Bank of America NA	1.351%	12/4/17	153,000	153,000
4 Bank of America NA	1.342%	1/2/18	157,000	157,000
4 Bank of America NA	1.339%	1/8/18	247,500	247,500
Total Other Notes (Cost $1,275,000)				1,275,000
Repurchase Agreements (4.3%)
Federal Reserve Bank of New York
(Dated 8/31/17, Repurchase Value
$4,214,117,000, collateralized by
U.S. Treasury Note/Bond 1.625%–2.750%,
8/15/22–11/15/42, with a value of
$4,214,117,000)	1.000%	9/1/17	4,214,000	4,214,000
Total Repurchase Agreements (Cost $4,214,000)				4,214,000
Taxable Municipal Bonds (0.1%)
7 Greene County GA Development Authority
Revenue VRDO	1.180%	9/7/17	6,250	6,250
6 Los Angeles CA Department of Water
& Power Revenue TOB VRDO	1.170%	9/7/17	9,900	9,900
6 Massachusetts Transportation Fund Revenue
TOB VRDO	1.170%	9/7/17	9,900	9,900
6 Seattle WA Municipal Light & Power Revenue
TOB VRDO	1.170%	9/7/17	9,900	9,900
University of Texas System Revenue	1.100%	9/7/17	62,000	62,000

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Yield[1]	Date	($000)	($000)
University of Texas System Revenue
Financing System Revenue VRDO	1.100%	9/7/17	34,500	34,500
Total Taxable Municipal Bonds (Cost $132,450)				132,450
Total Investments (100.1%) (Cost $97,023,255)				97,023,255

				Amount
				($000)
Other Assets and Liabilities (-0.1%)
Other Assets
Investment in Vanguard				6,121
Receivables for Accrued Income				52,014
Receivables for Capital Shares Issued				152,687
Other Assets				91,297
Total Other Assets				302,119
Liabilities
Payables for Investment Securities Purchased				(300,000)
Payables for Capital Shares Redeemed				(129,656)
Payables for Distributions				(4,957)
Payables to Vanguard				(7,280)
Total Liabilities				(441,893)
Net Assets (100%)				96,883,481

At August 31, 2017, net assets consisted of:
				Amount
				($000)
Paid-in Capital				96,875,505
Undistributed Net Investment Income				45
Accumulated Net Realized Gains				7,931
Net Assets				96,883,481

Investor Shares—Net Assets
Applicable to 84,870,047,409 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				84,886,286
Net Asset Value Per Share—Investor Shares				$1.00

Prime Money Market Fund

Amount
($000)
Admiral Shares—Net Assets
Applicable to 11,994,893,859 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	11,997,195
Net Asset Value Per Share—Admiral Shares	$1.00

• See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 Adjustable-rate security based upon 3-month U.S. Treasury Bill Auction High Money Market Yield plus spread.
3 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At August 31, 2017, the aggregate value of these securities was $24,178,094,000, representing 25.0% of net assets.
4 Adjustable-rate security based upon 1-month USD LIBOR plus spread.
5 Adjustable-rate security based upon 3-month USD LIBOR plus spread.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2017, the aggregate value of these securities was
$816,978,000, representing 0.8% of net assets.
7 Scheduled principal and interest payments are guaranteed by bank letter of credit.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Statement of Operations

Year Ended
August 31,2017
($000)
Investment Income
Income
Interest	987,891
Total Income	987,891
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,200
Management and Administrative—Investor Shares	114,064
Management and Administrative—Admiral Shares	11,069
Marketing and Distribution—Investor Shares	19,502
Marketing and Distribution—Admiral Shares	613
Custodian Fees	1,170
Auditing Fees	33
Shareholders’ Reports and Proxy—Investor Shares	3,923
Shareholders’ Reports and Proxy—Admiral Shares	63
Trustees’ Fees and Expenses	113
Total Expenses	153,750
Net Investment Income	834,141
Realized Net Gain (Loss) on Investment Securities Sold	1,961
Net Increase (Decrease) in Net Assets Resulting from Operations	836,102

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	834,141	444,857
Realized Net Gain (Loss)	1,961	2,974
Net Increase (Decrease) in Net Assets Resulting from Operations	836,102	447,831
Distributions
Net Investment Income
Investor Shares	(726,141)	(344,430)
Admiral Shares[1]	(107,955)	(100,426)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares[1]	—	—
Total Distributions	(834,096)	(444,856)
Capital Share Transactions (at $1.00 per share)
Investor Shares	(15,325,634)	(5,612,729)
Admiral Shares[1]	(4,432,381)	(12,558,967)
Net Increase (Decrease) from Capital Share Transactions	(19,758,015)	(18,171,696)
Total Increase (Decrease)	(19,756,009)	(18,168,721)
Net Assets
Beginning of Period	116,639,490	134,808,211
End of Period[2]	96,883,481	116,639,490

1 Institutional Shares were renamed Admiral Shares in December 2015.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $45,000 and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended August 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	. 008[1]	.0032	.0002	.0001	.0002
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.008	.0032	.0002	.0001	.0002
Distributions
Dividends from Net Investment Income	(.008)	(.0032)	(.0002)	(.0001)	(.0002)
Distributions from Realized Capital Gains	—	—	—	(.0000)[2]	—
Total Distributions	(.008)	(.0032)	(.0002)	(.0001)	(.0002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.83%	0.32%	0.02%	0.02%	0.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$84,886	$100,210	$105,820	$101,910	$102,160
Ratio of Total Expenses to Average Net Assets	0.16%	0.16%[4]	0.15% [4]	0.14% [4]	0.16% [4]
Ratio of Net Investment Income to
Average Net Assets	0.82%	0.32%	0.02%	0.01%	0.02%

1 Calculated based on average shares outstanding.
2 Distribution was less than $.0001 per share.
3 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4 The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2016, 0.16% for 2015, 0.16% for 2014, and
0.17% for 2013. For the year ended August 31, 2017, there was no expense reduction. See Note B in the Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended August 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	. 009[1]	.004	.001	.001	.001
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.009	.004	.001	.001	.001
Distributions
Dividends from Net Investment Income	(. 009)	(. 004)	(. 001)	(. 001)	(. 001)
Distributions from Realized Capital Gains	—	—	—	(.000)[2]	—
Total Distributions	(. 009)	(. 004)	(. 001)	(. 001)	(. 001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.89%	0.38%	0.07%	0.06%	0.07%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,997	$16,429	$28,988	$28,699	$27,015
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	0.88%	0.38%	0.07%	0.05%	0.07%

Institutional Shares were renamed Admiral Shares in December 2015. Prior periods’ Financial Highlights are for the Institutional class.
1 Calculated based on average shares outstanding.
2 Distribution was less than $.0001 per share.
3 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Notes to Financial Statements

Vanguard Prime Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria. Effective December 2015, Institutional Shares were renamed Admiral Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counter-party’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2014–2017), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

Prime Money Market Fund

The fund had no borrowings outstanding at August 31, 2017, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2017, the fund had contributed to Vanguard capital in the amount of $6,121,000, representing 0.01% of the fund’s net assets and 2.45% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. For the year ended August 31, 2017, the fund did not receive an expense reduction from Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

Prime Money Market Fund

At August 31, 2017, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Capital share transactions for each class of shares were:
			Year Ended August 31,
		2017		2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	64,128,512	64,127,620	101,526,451	101,527,243
Issued in Lieu of Cash Distributions	680,319	680,319	335,584	335,584
Redeemed	(80,134,465)	(80,134,468)	(107,474,764)	(107,474,762)
Net Increase (Decrease)—Investor Shares	(15,325,634)	(15,326,529)	(5,612,729)	(5,611,935)
Admiral Shares[1]
Issued	8,144,434	8,145,324	17,763,247	17,762,458
Issued in Lieu of Cash Distributions	102,733	102,733	96,589	96,589
Redeemed	(12,679,548)	(12,679,548)	(30,418,803)	(30,418,803)
Net Increase (Decrease) —Admiral Shares	(4,432,381)	(4,431,491)	(12,558,967)	(12,559,756)
1 Institutional Shares were renamed Admiral Shares in December 2015.

E. Management has determined that no material events or transactions occurred subsequent to August 31, 2017, that would require recognition or disclosure in these financial statements.

Federal Money Market Fund

Fund Profile
As of August 31, 2017

Financial Attributes
Ticker Symbol	VMFXX
Expense Ratio[1]	0.11%
7-Day SEC Yield	0.97%
Average Weighted
Maturity	58 days

Sector Diversification (% of portfolio)
U.S. Treasury Bills	42.5%
U.S. Government Obligations	32.5
Repurchase Agreements	25.0

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

1 The expense ratio shown is from the prospectus dated December 23, 2016, and represents estimated costs for the current fiscal year. For the fiscal year ended August 31, 2017, the expense ratio was 0.11%.

Federal Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. The fund is only available to retail investors (natural persons). You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Cumulative Performance: August 31, 2007, Through August 31, 2017

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended August 31, 2017

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment

Federal Money Market Fund	0.57%	0.17%	0.54%	$10,551
Government Money Market Funds
• • • • • • • •
Average	0.19	0.04	0.33	10,335
Citigroup Three-Month U.S. Treasury
Bill Index	0.58	0.16	0.44	10,444
Government Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

See Financial Highlights for dividend information.

Federal Money Market Fund

Fiscal-Year Total Returns (%): August 31, 2007, Through August 31, 2017

		Gov't Money
		Market Funds Average
Fiscal Year	Total Returns	Total Returns
2008	3.46%	2.71%
2009	1.06	0.43
2010	0.04	0.00
2011	0.02	0.00
2012	0.01	0.00
2013	0.01	0.00
2014	0.02	0.00
2015	0.01	0.00
2016	0.23	0.00
2017	0.57	0.19

7-day SEC yield (8/31/2017): 0.97%
Government Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Average Annual Total Returns: Periods Ended June 30, 2017

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Federal Money Market Fund	7/13/1981	0.46%	0.14%	0.61%

Federal Money Market Fund

Financial Statements

Statement of Net Assets

As of August 31, 2017

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value •
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (73.8%)
2	Federal Home Loan Bank Discount
	Notes	1.000%	9/6/17	155	155
2	Federal Home Loan Bank Discount
	Notes	1.043%	9/8/17	137,095	137,067
2	Federal Home Loan Bank Discount
	Notes	1.028%–1.043%	9/13/17	626,305	626,089
2	Federal Home Loan Bank Discount
	Notes	0.983%	9/14/17	350,000	349,876
2	Federal Home Loan Bank Discount
	Notes	0.983%	9/15/17	200,000	199,924
2	Federal Home Loan Bank Discount
	Notes	0.983%	9/18/17	100,000	99,954
2	Federal Home Loan Bank Discount
	Notes	1.029%–1.03%	9/20/17	1,463,200	1,462,407
2	Federal Home Loan Bank Discount
	Notes	0.983%	9/21/17	250,000	249,864
2	Federal Home Loan Bank Discount
	Notes	1.074%	10/4/17	1,400,000	1,398,627
2	Federal Home Loan Bank Discount
	Notes	1.027%–1.031%	10/11/17	1,851,379	1,849,264
2	Federal Home Loan Bank Discount
	Notes	1.084%	10/12/17	250,000	249,692
2	Federal Home Loan Bank Discount
	Notes	1.027%–1.029%	10/13/17	704,400	703,556
2	Federal Home Loan Bank Discount
	Notes	1.022%	10/18/17	1,287,650	1,285,935
2	Federal Home Loan Bank Discount
	Notes	1.022%	10/20/17	1,357,000	1,355,116
2	Federal Home Loan Bank Discount
	Notes	1.053%	11/15/17	197,000	196,569
2	Federal Home Loan Bank Discount
	Notes	1.049%	11/17/17	300,000	299,329
2	Federal Home Loan Bank Discount
	Notes	1.063%	11/27/17	70,000	69,821

Federal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Yield[1]	Date	($000)	($000)
2	Federal Home Loan Bank Discount Notes	1.079%	12/15/17	50,000	49,843
[2,3]	Federal Home Loan Banks	0.991%	10/6/17	250,000	249,990
[2,3]	Federal Home Loan Banks	1.241%	10/19/17	250,000	250,000
[2,4]	Federal Home Loan Banks	1.179%	11/28/17	500,000	500,000
[2,4]	Federal Home Loan Banks	1.181%	11/28/17	250,000	250,000
[2,4]	Federal Home Loan Banks	1.181%	11/28/17	250,000	250,000
[2,3]	Federal Home Loan Banks	1.101%	2/1/18	495,000	495,026
[2,4]	Federal Home Loan Banks	1.282%	3/2/18	250,000	250,001
[2,4]	Federal Home Loan Banks	1.211%	3/7/18	500,000	500,000
[2,4]	Federal Home Loan Banks	1.256%	3/23/18	500,000	500,000
[2,4]	Federal Home Loan Banks	1.094%	5/9/18	500,000	500,000
[2,4]	Federal Home Loan Banks	1.096%	5/17/18	500,000	500,000
[2,4]	Federal Home Loan Banks	1.093%	5/23/18	750,000	750,000
[2,4]	Federal Home Loan Banks	1.093%	5/25/18	750,000	750,000
[2,4]	Federal Home Loan Banks	1.113%	8/24/18	750,000	750,000
[2,4]	Federal Home Loan Banks	1.139%	11/8/18	100,000	99,995
[2,4]	Federal Home Loan Banks	1.151%	11/21/18	500,000	500,000
[2,4]	Federal Home Loan Banks	1.156%	11/23/18	230,000	230,000
[2,4]	Federal Home Loan Banks	1.143%	11/28/18	600,000	600,000
[4,5]	Federal Home Loan Mortgage Corp.	1.269%	11/13/17	600,000	600,000
[4,5]	Federal Home Loan Mortgage Corp.	1.296%	1/5/18	285,000	285,000
[3,5]	Federal Home Loan Mortgage Corp.	1.274%	1/8/18	125,000	125,000
[4,5]	Federal Home Loan Mortgage Corp.	1.079%	1/11/18	750,000	750,000
[3,5]	Federal Home Loan Mortgage Corp.	1.274%	1/12/18	25,000	25,000
[4,5]	Federal Home Loan Mortgage Corp.	1.298%	1/16/18	275,000	275,000
[4,5]	Federal Home Loan Mortgage Corp.	1.284%	1/29/18	500,000	500,000
[4,5]	Federal Home Loan Mortgage Corp.	1.219%	2/26/18	500,000	500,000
[4,5]	Federal Home Loan Mortgage Corp.	1.214%	3/9/18	650,000	650,000
[4,5]	Federal Home Loan Mortgage Corp.	1.246%	7/6/18	750,000	750,000
[4,5]	Federal National Mortgage Assn.	1.239%	9/8/17	360,000	359,999
[4,5]	Federal National Mortgage Assn.	1.241%	10/5/17	331,890	331,887
[3,5]	Federal National Mortgage Assn.	1.230%	3/21/18	400,000	400,159
5	Freddie Mac Discount Notes	0.690%–1.179%	9/1/17	756	756
5	Freddie Mac Discount Notes	1.010%	9/6/17	206	206
5	Freddie Mac Discount Notes	0.984%	10/3/17	750,000	749,347
5	Freddie Mac Discount Notes	0.984%	10/4/17	600,000	599,461
	United States Treasury Bill	0.982%	9/7/17	2,200,000	2,199,641
	United States Treasury Bill	0.975%	11/2/17	2,000,000	1,996,659
	United States Treasury Bill	1.020%–1.043%	11/9/17	3,500,000	3,493,095
	United States Treasury Bill	1.018%–1.025%	11/16/17	4,030,400	4,021,748
	United States Treasury Bill	1.106%	12/14/17	2,750,000	2,741,261
	United States Treasury Bill	1.116%	12/28/17	750,000	747,271
	United States Treasury Bill	1.131%	1/11/18	2,500,000	2,489,687
	United States Treasury Bill	1.111%	1/18/18	3,250,000	3,236,134
	United States Treasury Bill	1.136%	1/25/18	2,500,000	2,488,543
	United States Treasury Bill	1.136%	2/1/18	3,000,000	2,985,592
	United States Treasury Bill	1.121%	2/15/18	1,000,000	994,828
	United States Treasury Bill	1.121%	2/22/18	2,750,000	2,735,180
	United States Treasury Bill	1.121%	3/1/18	2,500,000	2,485,985
6	United States Treasury Floating Rate Note	1.193%	10/31/18	600,000	600,007
Total U.S. Government and Agency Obligations (Cost $58,625,546)					58,625,546

Federal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Yield[1]	Date	($000)	($000)
Repurchase Agreements (24.6%)
Bank of Montreal
(Dated 8/31/17, Repurchase Value
$300,009,000, collateralized by
Treasury Inflation Indexed Note/Bond
0.125%–2.125%, 1/15/19–4/15/22,
and U.S. Treasury Note/Bond
2.000%–3.625%, 7/31/24–11/15/45,
with a value of $306,000,000)	1.060%	9/1/17	300,000	300,000
Bank of Nova Scotia
(Dated 8/31/17, Repurchase Value
$1,250,037,000, collateralized by
Treasury Inflation Indexed Note/Bond
0.125%–3.625%, 4/15/18–2/15/45,
U.S. Treasury Bill 0.000%,
11/2/17–2/8/18, and U.S. Treasury
Note/Bond 0.750%–6.125%,
3/31/18–5/15/47, with a value of
$1,275,000,000)	1.060%	9/1/17	1,250,000	1,250,000
Canadian Imperial Bank of Commerce
(Dated 8/31/17, Repurchase Value
$2,000,058,000, collateralized by
Treasury Inflation Indexed Note/Bond
0.125%, 1/15/23, and U.S. Treasury
Note/Bond 1.125%–5.000%,
8/15/20–11/15/45, with a value
of $2,040,000,000)	1.050%	9/1/17	2,000,000	2,000,000
Credit Agricole Corporate & Investment
Bank NY Branch (Dated 8/25/17,
Repurchase Value $500,100,000,
collateralized by U.S. Treasury
Note/Bond 0.750%–3.000%,
7/31/18–2/15/47, with a value
of $510,000,000)	1.030%	9/1/17	500,000	500,000
Credit Agricole Corporate & Investment
Bank NY Branch (Dated 8/31/17,
Repurchase Value $2,000,059,000,
collateralized by Treasury Inflation Indexed
Note/Bond 0.625%, 7/15/21–1/15/26, and
U.S. Treasury Note/Bond 1.625%–2.250%,
5/15/22–2/15/27, with a value of
$2,040,000,000)	1.060%	9/1/17	2,000,000	2,000,000
Credit Agricole Corporate & Investment
Bank NY Branch (Dated 8/29/17,
Repurchase Value $500,100,000,
collateralized by U.S. Treasury Note/Bond
0.875%–2.000%, 3/31/18–11/15/22,
with a value of $510,000,000)	1.030%	9/5/17	500,000	500,000
Credit Agricole Corporate & Investment
Bank NY Branch (Dated 8/30/17,
Repurchase Value $500,100,000,
collateralized by U.S. Treasury Note/Bond
0.875%–2.125%, 5/15/18–12/31/22,
with a value of $510,000,000)	1.030%	9/6/17	500,000	500,000

Federal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Yield[1]	Date	($000)	($000)
Federal Reserve Bank of New York
(Dated 8/31/17, Repurchase Value
$8,341,232,000, collateralized by
U.S. Treasury Note/Bond 1.125%–4.750%,
11/15/20–8/15/43, with a value of
$8,341,232,000)	1.000%	9/1/17	8,341,000	8,341,000
JP Morgan Securities LLC
(Dated 8/31/17, Repurchase Value
$500,015,000, collateralized by Treasury
Inflation Indexed Note/Bond 0.125%,
4/15/19–1/15/22, with a value of
$510,003,000)	1.060%	9/1/17	500,000	500,000
JP Morgan Securities LLC
(Dated 8/31/17, Repurchase Value
$50,001,000, collateralized by U.S.
Treasury Note/Bond 1.375%, 4/30/21,
with a value of $51,005,000)	1.060%	9/1/17	50,000	50,000
Merrill Lynch Pierce Fenner & Smith Inc.
(Dated 8/31/17, Repurchase Value
$175,005,000, collateralized by U. S.
Treasury Note/Bond 2.000%, 6/30/24,
with a value of $178,500,000)	1.060%	9/1/17	175,000	175,000
Mizuho Securities (USA) Inc.
(Dated 8/31/17, Repurchase Value
$250,008,000, collateralized by U. S.
Treasury Bill 0.000%, 9/14/17–10/26/17,
and U.S. Treasury Note/Bond
0.750%–1.750%, 1/31/18–1/31/23,
with a value of $255,000,000)	1.090%	9/1/17	250,000	250,000
RBC Capital Markets LLC
(Dated 8/25/17, Repurchase Value
$500,101,000, collateralized by Treasury
Inflation Indexed Note/Bond
0.125%–3.625%, 4/15/20–4/15/28,
and U.S. Treasury Note/Bond
0.875%– 6.625%, 5/31/18–8/15/45,
with a value of $510,000,000)	1.040%	9/1/17	500,000	500,000
RBC Capital Markets LLC
(Dated 8/31/17, Repurchase Value
$500,015,000, collateralized by Treasury
Inflation Indexed Note/Bond
0.625%–2.125%, 1/15/26–2/15/41, and
U.S. Treasury Note/Bond 1.000%–5.375%,
10/31/17–11/15/46, with a value of
$510,000,000)	1.060%	9/1/17	500,000	500,000
RBC Capital Markets LLC
(Dated 8/31/17, Repurchase Value
$1,000,206,000, collateralized by
Treasury Inflation Indexed Note/Bond
0.125%–2.375%, 1/15/21–2/15/42, U. S.
Treasury Bill 0.000%, 9/7/17–8/16/18,
and U.S. Treasury Note/Bond
0.625%–9.125%, 9/30/17–8/15/46,
with a value of $1,020,000,000)	1.060%	9/7/17	1,000,000	1,000,000

Federal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Yield[1]	Date	($000)	($000)
TD Securities (USA) LLC
(Dated 8/28/17, Repurchase Value
$400,047,000, collateralized by U.S.
Treasury Bill 0.000%, 9/21/17, and
U.S. Treasury Note/Bond
1.375%–6.250%, 7/31/19–5/15/46,
with a value of $408,000,000)	1.050%	9/1/17	400,000	400,000
TD Securities (USA) LLC
(Dated 8/30/17, Repurchase Value
$100,020,000, collateralized by U. S.
Treasury Bill 0.000%, 8/16/18, and
U.S. Treasury Note/Bond 1.125%–2.125%,
8/31/20–5/31/23, with a value of
$102,000,000)	1.030%	9/6/17	100,000	100,000
TD Securities (USA) LLC
(Dated 8/30/17, Repurchase Value
$275,056,000, collateralized by U. S.
Treasury Note/Bond 1.500%–3.500%,
2/15/18–5/15/43, with a value of
$280,500,000)	1.040%	9/6/17	275,000	275,000
TD Securities (USA) LLC
(Dated 8/31/17, Repurchase Value
$400,086,000, collateralized by U.S.
Treasury Note/Bond 2.500%–4.625%,
8/15/39–2/15/46, with a value of
$408,000,000)	1.100%	9/7/17	400,000	400,000
Total Repurchase Agreements (Cost $19,541,000)				19,541,000
Total Investments (98.4%) (Cost $78,166,546)				78,166,546

				Amount
				($000)
Other Assets and Liabilities (1.6%)
Other Assets
Investment in Vanguard				4,851
Receivables for Investment Securities Sold				999,855
Receivables for Accrued Income				10,412
Receivables for Capital Shares Issued				326,147
Other Assets				24,004
Total Other Assets				1,365,269
Liabilities
Payables for Capital Shares Redeemed				(74,955)
Payables for Distributions				(1,007)
Payables to Vanguard				(4,268)
Total Liabilities				(80,230)
Net Assets (100%)
Applicable to 79,451,566,077 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				79,451,585
Net Asset Value Per Share				$1.00

Federal Money Market Fund

At August 31, 2017, net assets consisted of:

Amount
($000)
Paid-in Capital	79,452,076
Undistributed Net Investment Income	49
Accumulated Net Realized Losses	(540)
Net Assets	79,451,585

• See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 Adjustable-rate security based upon 3-month USD LIBOR plus spread.
4 Adjustable-rate security based upon 1-month USD LIBOR plus spread.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Adjustable-rate security based upon 3-month U.S. Treasury Bill Auction High Money Market Yield plus spread.

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Statement of Operations

Year Ended
August 31,2017
($000)
Investment Income
Income
Interest	476,853
Total Income	476,853
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,216
Management and Administrative	57,617
Marketing and Distribution	12,977
Custodian Fees	549
Auditing Fees	32
Shareholders’ Reports and Proxy	572
Trustees’ Fees and Expenses	49
Total Expenses	74,012
Net Investment Income	402,841
Realized Net Gain (Loss) on Investment Securities Sold	(596)
Net Increase (Decrease) in Net Assets Resulting from Operations	402,245

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	402,841	29,268
Realized Net Gain (Loss)	(596)	17
Net Increase (Decrease) in Net Assets Resulting from Operations	402,245	29,285
Distributions
Net Investment Income	(402,787)	(29,273)
Realized Capital Gain	—	—
Total Distributions	(402,787)	(29,273)
Capital Share Transactions (at $1.00 per share)
Issued	88,362,924	44,011,167
Issued in Lieu of Cash Distributions	395,681	28,230
Redeemed	(48,110,472)	(8,560,165)
Net Increase (Decrease) from Capital Share Transactions	40,648,133	35,479,232
Total Increase (Decrease)	40,647,591	35,479,244
Net Assets
Beginning of Period	38,803,994	3,324,750
End of Period[1]	79,451,585	38,803,994

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $49,000 and ($5,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Financial Highlights

For a Share Outstanding			Year Ended August 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	. 006[1]	.0022	.0001	.0001	.0001
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.006	.0022	.0001	.0001	.0001
Distributions
Dividends from Net Investment Income	(.006)	(.0022)	(.0001)	(.0001)	(.0001)
Distributions from Realized Capital Gains	—	—	—	(.0000)[2]	—
Total Distributions	(.006)	(.0022)	(.0001)	(.0001)	(.0001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.57%	0.23%	0.01%	0.02%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$79,452	$38,804	$3,325	$3,108	$3,522
Ratio of Total Expenses to
Average Net Assets	0.11%	0.11%[4]	0.10% [4]	0.09% [4]	0.13% [4]
Ratio of Net Investment Income to
Average Net Assets	0.60%	0.27%	0.01%	0.01%	0.01%

1 Calculated based on average shares outstanding.
2 Distribution was less than $.0001 per share.

3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 The ratio of total expenses to average net assets before an expense reduction was 0.11% for 2016, 0.11% for 2015, 0.11% for 2014, and 0.14% for 2013. For the year ended August 31, 2017, there was no expense reduction. See Note B in the Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Notes to Financial Statements

Vanguard Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, and repurchase agreements collateralized by such instruments.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2014–2017), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at August 31, 2017, or at any time during the period then ended.

Federal Money Market Fund

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2017, the fund had contributed to Vanguard capital in the amount of $4,851,000, representing 0.01% of the fund’s net assets and 1.94% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At August 31, 2017, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Management has determined that no material events or transactions occurred subsequent to August 31, 2017, that would require recognition or disclosure in these financial statements.

Treasury Money Market Fund

Fund Profile
As of August 31, 2017

Financial Attributes
Ticker Symbol	VUSXX
Expense Ratio[1]	0.09%
7-Day SEC Yield	0.93%
Average Weighted
Maturity	56 days

Sector Diversification (% of portfolio)
U.S. Treasury Bills	100.0%

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S.government.

1 The expense ratio shown is from the prospectus dated December 23, 2016, and represents estimated costs for the current fiscal year. For the fiscal year ended August 31, 2017, the expense ratio was 0.09%.

Treasury Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. The fund is only available to retail investors (natural persons). You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Cumulative Performance: August 31, 2007, Through August 31, 2017

Initial Investment of $50,000

	Average Annual Total Returns
	Periods Ended August 31, 2017

				Final Value
	One	Five	Ten	of a $50,000
	Year	Years	Years	Investment

Treasury Money Market Fund	0.54%	0.15%	0.45%	$52,319
iMoneyNet Money Fund Report’s
• • • • • • • •
100% Treasury Funds Average	0.19	0.04	0.24	51,224
Citigroup Three-Month U.S. Treasury
Bill Index	0.58	0.16	0.44	52,221
iMoneyNet Money Fund Report’s 100% Treasury Funds Average: Derived from data provided by iMoneyNet, Inc.

See Financial Highlights for dividend information.

Treasury Money Market Fund

Fiscal-Year Total Returns (%): August 31, 2007, Through August 31, 2017

		iMoneyNet
		Average
Fiscal Year	Total Returns	Total Returns
2008	3.08%	2.08%
2009	0.70	0.17
2010	0.03	0.00
2011	0.02	0.00
2012	0.01	0.00
2013	0.02	0.00
2014	0.01	0.00
2015	0.01	0.00
2016	0.17	0.00
2017	0.54	0.19

7-day SEC yield (8/31/2017): 0.93%
iMoneyNet Money Fund Report’s 100% Treasury Funds Average: Derived from data provided by iMoneyNet, Inc.

Average Annual Total Returns: Periods Ended June 30, 2017

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Treasury Money Market Fund	12/14/1992	0.43%	0.12%	0.52%

Treasury Money Market Fund

Financial Statements

Statement of Net Assets
As of August 31, 2017

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value •
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (100.0%)
	United States Treasury Bill	0.850%–0.982%	9/7/17	865,724	865,583
	United States Treasury Bill	0.992%–1.018%	9/14/17	1,519,000	1,518,446
	United States Treasury Bill	0.993%–1.014%	9/21/17	1,163,209	1,162,556
	United States Treasury Bill	0.994%–1.008%	9/28/17	1,181,910	1,181,024
	United States Treasury Bill	1.053%–1.124%	10/19/17	144,706	144,503
	United States Treasury Bill	0.960%	10/26/17	60,994	60,905
	United States Treasury Bill	0.980%–1.073%	11/2/17	959,618	957,934
	United States Treasury Bill	1.016%–1.043%	11/9/17	1,187,679	1,185,314
	United States Treasury Bill	1.009%–1.018%	11/16/17	1,454,111	1,451,001
	United States Treasury Bill	0.999%–1.067%	11/24/17	2,125,288	2,120,329
	United States Treasury Bill	1.020%–1.023%	11/30/17	3,865,819	3,855,961
2	United States Treasury Floating
	Rate Note	1.191%	10/31/17	100,000	99,980
2	United States Treasury Floating
	Rate Note	1.295%	1/31/18	135,000	135,018
2	United States Treasury Floating
	Rate Note	1.193%	10/31/18	899,825	899,835
Total U.S. Government and Agency Obligations (Cost $15,638,389)					15,638,389
Total Investments (100.0%) (Cost $15,638,389)					15,638,389

Treasury Money Market Fund

Amount
($000)
Other Assets and Liabilities (0.0%)
Other Assets
Investment in Vanguard	983
Receivables for Accrued Income	1,230
Receivables for Capital Shares Issued	35,235
Other Assets	4,000
Total Other Assets	41,448
Liabilities
Payables for Capital Shares Redeemed	(40,087)
Payables for Distributions	(306)
Payables to Vanguard	(691)
Total Liabilities	(41,084)
Net Assets (100%)
Applicable to 15,636,136,304 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	15,638,753
Net Asset Value Per Share	$1.00

At August 31, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	15,639,176
Undistributed Net Investment Income	9
Accumulated Net Realized Losses	(432)
Net Assets	15,638,753

• See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 Adjustable-rate security based upon 3-month U.S. Treasury Bill Auction High Money Market Yield plus spread.

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund

Statement of Operations

Year Ended
August 31,2017
($000)
Investment Income
Income
Interest	94,070
Total Income	94,070
Expenses
The Vanguard Group—Note B
Investment Advisory Services	474
Management and Administrative	9,618
Marketing and Distribution	2,694
Custodian Fees	147
Auditing Fees	28
Shareholders’ Reports and Proxy	215
Trustees’ Fees and Expenses	12
Total Expenses	13,188
Net Investment Income	80,882
Realized Net Gain (Loss) on Investment Securities Sold	(407)
Net Increase (Decrease) in Net Assets Resulting from Operations	80,475

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	80,882	17,671
Realized Net Gain (Loss)	(407)	(25)
Net Increase (Decrease) in Net Assets Resulting from Operations	80,475	17,646
Distributions
Net Investment Income	(80,873)	(17,671)
Realized Capital Gain	—	—
Total Distributions	(80,873)	(17,671)
Capital Share Transactions (at $1.00 per share)
Issued	9,585,836	5,596,836
Issued in Lieu of Cash Distributions	78,567	17,175
Redeemed	(6,828,339)	(2,198,831)
Net Increase (Decrease) from Capital Share Transactions	2,836,064	3,415,180
Total Increase (Decrease)	2,835,666	3,415,155
Net Assets
Beginning of Period	12,803,087	9,387,932
End of Period[1]	15,638,753	12,803,087

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $9,000 and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund

Financial Highlights

For a Share Outstanding			Year Ended August 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	. 005[1]	.0017	.0001	.0001	.0002
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.005	.0017	.0001	.0001	.0002
Distributions
Dividends from Net Investment Income	(.005)	(.0017)	(.0001)	(.0001)	(.0002)
Distributions from Realized Capital Gains	—	—	—	(.0000)[2]	—
Total Distributions	(.005)	(.0017)	(.0001)	(.0001)	(.0002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.54%	0.17%	0.01%	0.01%	0.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,639	$12,803	$9,388	$10,365	$11,660
Ratio of Total Expenses to Average Net Assets[4]	0.09%	0.09%	0.04%	0.05%	0.08%
Ratio of Net Investment Income to
Average Net Assets	0.55%	0.18%	0.01%	0.01%	0.02%

1 Calculated based on average shares outstanding.
2 Distributions from realized capital gains were less than $.0001 per share.
3 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4 The ratio of total expenses to average net assets before an expense reduction was 0.09% for 2016, 0.09% for 2015, 0.09% for 2014, and
0.09% for 2013. For the year ended August 31, 2017, there was no expense reduction. See Note B in the Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund

Notes to Financial Statements

Vanguard Treasury Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments backed by the full faith and credit of the U.S. government.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2014–2017), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at August 31, 2017, or at any time during the period then ended.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Treasury Money Market Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2017, the fund had contributed to Vanguard capital in the amount of $983,000, representing 0.01% of the fund’s net assets and 0.39% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. For the year ended August 31, 2017, the fund did not receive an expense reduction from Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At August 31, 2017, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Management has determined that no material events or transactions occurred subsequent to August 31, 2017, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Money Market Reserves and Vanguard Admiral Funds and the Shareholders of Vanguard Prime Money Market Fund, Vanguard Federal Money Market Fund and Vanguard Treasury Money Market Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Prime Money Market Fund and Vanguard Federal Money Market Fund (constituting separate portfolios of Vanguard Money Market Reserves) and Vanguard Treasury Money Market Fund (constituting a separate portfolio of Vanguard Admiral Funds) (hereafter referred to as the “Funds”) as of August 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of August 31, 2017 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 13, 2017

Special 2017 tax information (unaudited) for Vanguard Prime Money Market Fund
This information for the fiscal year ended August 31, 2017, is included pursuant to provisions of the Internal Revenue Code.
For nonresident alien shareholders, 69.5% of income dividends are interest-related dividends.

Special 2017 tax information (unaudited) for Vanguard Federal Money Market Fund
This information for the fiscal year ended August 31, 2017, is included pursuant to provisions of the Internal Revenue Code.
For nonresident alien shareholders, 100% of income dividends are interest-related dividends.

Special 2017 tax information (unaudited) for Vanguard Treasury Money Market Fund
This information for the fiscal year ended August 31, 2017, is included pursuant to provisions of the Internal Revenue Code.
For nonresident alien shareholders, 100% of income dividends are interest-related dividends.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended August 31, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	2/28/2017	8/31/2017	Period
Based on Actual Fund Return
Prime Money Market Fund
Investor Shares	$1,000.00	$1,004.99	$0.81
Admiral Shares	1,000.00	1,005.29	0.51
Federal Money Market Fund	$1,000.00	$1,003.84	$0.56
Treasury Money Market Fund	$1,000.00	$1,003.76	$0.45
Based on Hypothetical 5% Yearly Return
Prime Money Market Fund
Investor Shares	$1,000.00	$1,024.40	$0.82
Admiral Shares	1,000.00	1,024.70	0.51
Federal Money Market Fund	$1,000.00	$1,024.65	$0.56
Treasury Money Market Fund	$1,000.00	$1,024.75	$0.46

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for the period are: for the Prime Money Market Fund, 0.16% for Investor Shares and 0.10% for Admiral Shares; for the Federal Money Market
Fund, 0.11%; and for the Treasury Money Market Fund, 0.09%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Prime Money Market Fund, Vanguard Federal Money Market Fund, and Vanguard Treasury Money Market Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year through advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they had received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue. Information about each fund’s most recent performance can be found on the Performance Summary pages of this report.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that each fund’s at-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Glossary

SEC Yields. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 195 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Chief Executive Officer and Director of The Vanguard Group and President and Chief Executive Officer of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; President of The Vanguard Group (2008–2017); Managing Director of The Vanguard Group (1995–2008).

Independent Trustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College; Trustee of the University of Rochester.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Arconic Inc. (diversified manufacturer), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Member of the Executive Committee (1997–2008), Chief Global Diversity Officer (retired 2008), Vice President and Chief Information Officer (1997–2006), Controller (1995–1997), Treasurer (1991–1995), and Assistant Treasurer (1989–1991) of Johnson & Johnson (pharmaceuticals/medical devices/ consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education; Director of the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and Chair of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, the Board of Catholic Investment Services, Inc. (investment advisor), and the Board of Superintendence of the Institute for the Works of Religion; Chairman of the Board of TIFF Advisory Services, Inc. (investment advisor).

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Co-Managing Partner of HighVista Strategies LLC (private investment firm); Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Board of Hypertherm, Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born 1967. Investment Stewardship Officer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer (2015–2017), Controller (2010–2015), and Assistant Controller (2001–2010) of each of the investment companies served by The Vanguard Group.

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Michael Rollings

Born 1963. Treasurer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Director of Vanguard Marketing Corporation; Executive Vice President and Chief Financial Officer of MassMutual Financial Group (2006–2016).

Vanguard Senior Management Team

Mortimer J. Buckley	Chris D. McIsaac
Gregory Davis	James M. Norris
John James	Thomas M. Rampulla
Martha G. King	Karin A. Risi
John T. Marcante

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q300 102017

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to
be independent: Rajiv L. Gupta, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge,
and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended August 31, 2017: $65,000 Fiscal Year Ended August 31, 2016: $69,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended August 31, 2017: $8,424,459
Fiscal Year Ended August 31, 2016: $9,629,849

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc. and Vanguard Marketing Corporation.

(b) Audit-Related Fees.

Fiscal Year Ended August 31, 2017: $3,194,093
Fiscal Year Ended August 31, 2016: $2,717,627

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c) Tax Fees.

Fiscal Year Ended August 31, 2017: $274,313
Fiscal Year Ended August 31, 2016: $254,050

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d) All Other Fees.

Fiscal Year Ended August 31, 2017: $0
Fiscal Year Ended August 31, 2016: $214,225

Includes fees billed for services related to tax reported information provided to the
Registrant, other registered investment companies in the Vanguard complex, The Vanguard
Group, Inc., and Vanguard Marketing Corporation.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit
Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit
Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-
audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the
Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard
Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended August 31, 2017: $274,313
Fiscal Year Ended August 31, 2016: $468,275

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard
Marketing Corporation.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial
Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.
(b) Internal Control Over Financial Reporting. There were no significant changes in
Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management
Investment Companies.

Not Applicable.

Item 13: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MONEY MARKET RESERVES

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONEY MARKET RESERVES

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: October 18, 2017
VANGUARD MONEY MARKET RESERVES

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: October 18, 2017

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016 see file Number
33-32548, Incorporated by Reference.